Disposal Group Held for Sale and Discontinued Operations - Schedule of Net Loss Reported in Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (191,407)	$ (370,967)
SouthGobi Resources Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	23,366	58,636
Cost of sales	(68,246)	(129,018)
Write down of carrying value of property, plant and equipment	(125,277)	(73,564)
Other income and expenses	(28,324)	(87,766)
Loss before income taxes	(198,481)	(231,712)
(Provision for) recovery of income taxes	7,074	(58,652)
Loss from discontinued operations	(191,407)	(290,364)
Loss before income taxes attributable to Turquoise Hill Resources Ltd.	(107,021)	(129,759)
Inova Resources Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		130,871
Cost of sales		(151,167)
Write down of carrying value of property, plant and equipment		(26,699)
Other income and expenses		(38,948)
Loss before income taxes		(85,943)
Gain on sale of discontinued operations		5,340
Loss from discontinued operations		(80,603)
Loss before income taxes attributable to Turquoise Hill Resources Ltd.		$ (48,988)